General Information	12 Months Ended
Jun. 30, 2023
General information [abstract]
General Information

NOTE 1: GENERAL INFORMATION

Bionomics Limited (“the Company”) is a unlisted public company incorporated in Australia. The address of its registered office and principal place of business is as follows:

200 Greenhill Road

Eastwood, South Australia, 5063

Tel: +61 8 8150 7400

Principal Activities

The principal activities of the Company and its controlled entities (“the Group”) during the period include the development of novel drug candidates focused on the treatment of serious central nervous system disorders.